Organization and Principal Activities (Details) - Schedule of AGM holdings' subsidiaries	12 Months Ended
Dec. 31, 2021
May 21, 2015 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	May 21, 2015
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Online trading service
October 13, 2015 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Holding entity
November 13, 2015 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Nov. 13, 2015
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
June 14, 2017 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 14, 2017
Place of Incorporation	BVI
Percentage of Effective Ownership	100.00%
Principal Activities	Core technology service provider
June 17, 2021 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jun. 17, 2021
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Semiconductor provider
July 30, 2021 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Jul. 30, 2021
Place of Incorporation	Singapore
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
August 8, 2021 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Aug. 08, 2021
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
October 21, 2021 [Member]
Franchisor Disclosure [Line Items]
Date of Incorporation	Oct. 21, 2021
Place of Incorporation	China
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider